Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES:
Net income	$ 1,552,308	$ 223,922	$ 4,684,619
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion and amortization	11,677,640	11,742,667	12,588,799
Deferred income taxes	1,983	(1,118,615)	(782,238)
Gain on disposal of assets	(279,562)	(58,335)	(69,668)
Realized (gain) loss on sale of equity investments	(5,051,406)	79,793	(136,853)
Realized loss on impairment of equity investments	415,287	858,787	524,188
Gain on disposal of other assets	0	(700,000)	0
Postretirement benefits and pension expense	545,579	2,362,328	2,057,067
Change in assets and liabilities:
Receivables, net	(3,589,869)	541,937	2,940,782
Inventories	2,470,155	1,741,560	(2,987,972)
Refundable income taxes	(353,199)	310,795	(283,693)
Prepaid expenses	(505,674)	199,057	183,480
Other assets	(7,406)	2,442	20,447
Accounts payable and accrued liabilities	105,027	(2,281,418)	4,764
Net cash provided by operating activities	6,980,863	13,904,920	18,743,722
INVESTING ACTIVITIES:
Acquisition of property, plant and equipment	(7,909,389)	(6,205,837)	(9,830,150)
Proceeds from disposals of property, plant and equipment	317,102	120,176	130,442
Proceeds from disposals of other assets	0	700,000	0
Payment for acquisition of business, net of cash acquired	(534,392)	0	(1,696,840)
Payment for purchases of equity investments	(3,453,447)	(1,046,224)	(5,225,374)
Proceeds from disposals of equity investments	8,287,182	412,532	1,589,076
Decrease in short-term investments, net	0	0	2,100,000
Net cash used for investing activities	(3,292,944)	(6,019,353)	(12,932,846)
FINANCING ACTIVITIES:
Increase (decrease) in line of credit, net	4,844,469	(511,944)	511,944
Payments on bank loan	(2,952,328)	(2,731,213)	(2,644,316)
Payments on other long-term debt	(817,236)	(120,377)	(278,289)
Cash dividends paid	(3,720,289)	(3,702,262)	(3,702,262)
Purchases of noncontrolling interests	0	0	(660,065)
Purchase of capital stock	(2,613,932)	(273,901)	0
Net cash used for financing activities	(5,259,316)	(7,339,697)	(6,772,988)
Net increase (decrease) in cash and cash equivalents	(1,571,397)	545,870	(962,112)
Cash and Cash Equivalents, beginning of year	2,695,267	2,149,397	3,111,509
Cash and Cash Equivalents, end of year	1,123,870	2,695,267	2,149,397
Supplemental disclosures:
Interest paid, net of amount capitalized	502,546	545,034	635,939
Income taxes paid, net of refunds	721,938	(303,996)	1,764,563
Capital equipment additions included in accounts payable	86,264	12,495	748,479
Non-cash investing activities:
Acquisition of business included in accrued liabilities	0	0	400,000
Issuance of 105,750 shares of capital stock related to acquisition of business	2,749,500	0	0
Note payable related to acquisition of business	$ 927,443	$ 0	$ 0